8. Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Raw materials | $		$ 97		$ 131
Work in progress | $		29		39
Finished goods | $		218		387
Inventory | $		$ 344		$ 557
ZHEJIANG JIAHUAN
Raw materials	¥ 6,529		¥ 5,603
Work in progress	11,264		7,840
Finished goods	10,212		8,020
Inventory	28,005		21,463
ZHEJIANG TIANLAN
Raw materials	5,606		6,586
Work in progress	7,269		5,525
Finished goods	230		0
Inventory	¥ 13,105		¥ 12,111